Financial Instruments - Derivatives and Hedging (Details) (Interest Rate Swap [Member], Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 interest_rate_cap
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Number of Instruments	5
Notional Amount	$ 1,500,000